Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	$ 2,198	¥ 14,748	¥ 13,060
VAT tax receivables	657	4,411	2,062
Other receivables	950	6,373	7,154
Total prepaid expenses and other receivables	$ 3,805	¥ 25,532	¥ 22,276